Computation of Basic and Diluted Earnings Per Class A and Class B Ordinary Share (Detail) ¥ / shares in Units, $ / shares in Units, ¥ in Millions, shares in Millions, $ in Millions		12 Months Ended
		Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 22,384	$ 3,431	¥ 1,980	¥ 27,443
Numerator
Numerator for diluted EPS calculation		22,384	3,431	1,952	27,443
Class A Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 17,683	$ 2,710	¥ 1,571	¥ 21,780
Denominator
Denominator used for basic EPS	[1]	2,158	2,158	2,211	2,216
Earnings per share - basic | (per share)	[1]	¥ 8.19	$ 1.26	¥ 0.71	¥ 9.83
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 17,723	$ 2,716	¥ 1,549	¥ 21,824
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		4,661	715	403	5,619
Numerator for diluted EPS calculation		¥ 22,384	$ 3,431	¥ 1,952	¥ 27,443
Denominator
Weighted average ordinary shares outstanding	[1]	2,158	2,158	2,211	2,216
Conversion of Class B to Class A ordinary shares	[1]	574	574	576	576
Share-based awards	[1]	24	24	4	22
Denominator used for diluted EPS	[1]	2,756	2,756	2,791	2,814
Earnings per share - diluted | (per share)	[1]	¥ 8.12	$ 1.24	¥ 0.70	¥ 9.75
Class A Ordinary Shares | American Depositary Shares
Denominator
Denominator used for basic EPS	[1]	270	270	276	277
Earnings per share - basic | (per share)	[1]	¥ 65.54	$ 10.04	¥ 5.68	¥ 78.64
Denominator
Weighted average ordinary shares outstanding	[1]	270	270	276	277
Denominator used for diluted EPS	[1]	344	344	349	352
Earnings per share - diluted | (per share)	[1]	¥ 64.98	$ 9.96	¥ 5.60	¥ 78.03
Class B Ordinary Shares
Numerator
Allocation of net income attributable to Baidu, Inc.		¥ 4,701	$ 721	¥ 409	¥ 5,663
Denominator
Denominator used for basic EPS	[1]	574	574	576	576
Earnings per share - basic | (per share)	[1]	¥ 8.19	$ 1.26	¥ 0.71	¥ 9.83
Numerator
Allocation of net income attributable to Baidu, Inc. for diluted computation		¥ 4,661	$ 715	¥ 403	¥ 5,619
Reallocation of net income attributable to Baidu, Inc. as a result of conversion of Class B to Class A shares		0	0	0	0
Numerator for diluted EPS calculation		¥ 4,661	$ 715	¥ 403	¥ 5,619
Denominator
Weighted average ordinary shares outstanding	[1]	574	574	576	576
Conversion of Class B to Class A ordinary shares	[1]	0	0	0	0
Share-based awards	[1]	0	0	0	0
Denominator used for diluted EPS	[1]	574	574	576	576
Earnings per share - diluted | (per share)	[1]	¥ 8.12	$ 1.24	¥ 0.70	¥ 9.75

[1]	Basic and diluted net income per ordinary share, weighted average number of shares and the adjustments for dilutive restricted share and share options for the years ended December 31, 2018, 2019 and 2020 have been retrospectively adjusted for the Share Subdivision and the ADS Ratio Change that became effective on March 1, 2021, as detailed in Note 1